As filed with the Securities and Exchange Commission on September 29, 1997

                                     Securities Act Registration No. 333-14855
                              Investment Company Act Registration No. 811-7877

 -----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                        -------------------------------

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            (X)

                          Post-Effective Amendment No. 1                (X)

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    (X)

                             Amendment No. 3                            (X)
                        (Check appropriate box or boxes)

                              THE GARZARELLI FUNDS
               (Exact Name of Registrant as Specified in Charter)
                       100 South Wacker Drive, Suite 2100
                         Chicago, Illinois  60606-4002

                    (Address of Principal Executive Offices)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (312) 782-1525

 H. Steel Bokhof, Jr.                      Copy to:
 100 South Wacker Drive, Suite 2100        David A. Sturms, Esq.
 Chicago, Illinois  60606-4002             Vedder, Price, Kaufman and Kammholz
 (Name and Address of Agent for Service)   222 North LaSalle Street
                                           Chicago, Illinois  60601-1003

Registrant has registered an indefinite number of shares of its common stock under The Securities Act of 1933 and will file its required Rule 24f-2 Notice for Registrant's fiscal year ending October 31, 1997 prior to December 31, 1997. It is proposed that this filing will become effective:

(X)  immediately upon filing pursuant to paragraph (b)

( )  on (date) pursuant to paragraph (b)

( )  60 days after filing pursuant to paragraph (a)(i)

( )  on (date) pursuant to paragraph (a)(i)

( )  75 days after filing pursuant to paragraph (a)(ii)

( )  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

( ) This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

-------------------------------------------------------------------------------


                              THE GARZARELLI FUNDS
                             CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).


                                 Caption or Subheading in Prospectus or
     Item No. on Form N-1A       Statement of Additional Information
     ---------------------       --------------------------------------

 1.  Cover Page                  Cover Page

 2.  Synopsis                    Expense Summary

 3.  Condensed Financial         *
     Information

 4.  General Description of      The Garzarelli Funds; Other Investment
     Registrant                  Policies and Risk Considerations;
                                 Investment Limitations

 5.  Management  of the Fund     Management of the Fund; Transfer and
                                 Dividend Disbursing Agent, Custodian and
                                 Independent Auditors

5A.  Management's Discussion of  *
     Fund Performance

 6.  Capital Stock and Other     Capital Structure; Dividends and
     Securities                  Distributions; Taxes; Shareholder
                                 Reports and Information
 7.  Purchase of Securities      How to Purchase Shares; Pricing of Fund
     Being Offered               Shares; How to Exchange Shares;
                                 Retirement Plans; Service and
                                 Distribution Plan

 8.   Redemption or Repurchase   How to Redeem Shares; Pricing of Fund
                                 Shares; How to Exchange Shares

 9.  Legal Proceedings           *



PART B -
INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------

10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents

12.  General Information and     **
     History

13.  Investment Objectives and   Additional Investment Information;
     Policies                    Investment Restrictions

14.  Management of the Fund      Additional Trust Information


15.  Control Persons and         Additional Trust Information
     Principal Holders of
     Securities
16.  Investment Advisory and     Additional Trust Information
     Other Services

17.  Brokerage Allocation and    Portfolio Transactions and Brokerage
     Other Policies

18.  Capital Stock and Other     Description of Shares
     Securities

19.  Purchase, Redemption and    Included in the Prospectus under the
     Pricing of Securities       heading "How to Purchase Shares,"
     Being Offered               "Pricing of Fund Shares," "How to
                                 Exchange Shares" and "How to Redeem
                                 Shares" and in the Statement of
                                 Additional Information under the
                                 headings "Individual Retirement
                                 Accounts"

20.  Tax Status                  Included in the Prospectus under the
                                 headings "Taxes" and "Dividends and
                                 Distributions" and in the Statement of
                                 Additional Information under the heading
                                 "Taxes" and "Additional Investment
                                 Information"

21.  Underwriters                *

22.  Calculation of Performance  Included in the Prospectus under the
     Data heading "Fund Performance" and in the Statement of Additional Information under the heading "Performance
                                 Information"

23.  Financial Statements        Financial Statements


----------------------
*    Answer negative or inapplicable
**   Complete answer to Item is contained in the Prospectus




                            GARZARELLI BALANCED FUND

               Supplement to the Prospectus dated March 31, 1997,
                       as Supplemented September   , 1997
                                                 --

EXPENSE SUMMARY

The following paragraph replaces footnote 4 of the Expense Summary on pages 4-5 of the Prospectus:

The Fund's adviser has voluntarily agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.25% of the Fund's average net assets until at least October 31, 1997, subject to earlier termination by the Adviser on 30 days' notice. If the Adviser had chosen not to limit the Fund's total operating expenses, "Other Expenses" would have been 51.68% and "Total Operating Expenses" would have been 52.43%.

FINANCIAL HIGHLIGHTS

The following table is to be inserted following the Example on page 5 of the
Prospectus:

The financial information of a share of the Garzarelli Balanced Fund ("Fund") outstanding during the period from March 31, 1997 (commencement of operations) to July 31, 1997 included in this table has been derived from the unaudited semi-annual financial statements of the Fund. The table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                         March 31, 1997<F1>
                                                          to July 31, 1997
                                                         -----------------
Net asset value, beginning of period                            $10.00

Income from investment operations:
  Net investment income                                           0.03
  Net realized and unrealized gains
     on securities                                                1.86
                                                              --------
  Total from investment operations                                1.89

Less distributions:
  Dividends from net investment income                          (0.03)
                                                              --------
Total Distributions                                             (0.03)

Net asset value, end of period                                  $11.86
                                                              ========

Total return<F2>                                                18.95%

Supplemental data and ratios:
  Net assets, end of period                                 $1,295,814
  Ratio of net expenses to average net
     assets <F3><F4>                                             1.25%
  Ratio of net investment income to
     average net assets <F3><F4>                                 1.86%
  Portfolio turnover rate                                       17.36%
Average commission rate paid on portfolio
  investment transactions                                      $0.1172

<F1>  Commencement of Operations.
<F2>  Not annualized.
<F3>  Annualized.
<F4>  Net of reimbursements and waivers.  Without reimbursements and waivers, the ratio of net expenses to average net assets would have been 52.43%, and the ratio of net investment income to average net assets would have been (49.32)%.




The purpose of this post-effective amendment is to fulfill Registrant's undertaking to file a post-effective amendment with unaudited financial statements within four to six months from the effective date of Registrant's Registration Statement. Parts A and B of pre-effective amendment No. 2, which are amended hereby, are incorporated by reference herein.

-------


Report of Independent Auditors


To the Shareholders and
   Board of Trustees of
   The Garzarelli Funds

We have audited the accompanying statement of assets and liabilities of the Garzarelli Balanced Fund, comprising The Garzarelli Funds (the "Trust") as of March 12, 1997. This statement of assets and liabilities is the responsibility of the Trust's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Garzarelli Balanced Fund at March 12, 1997, in conformity with generally accepted accounting principles.

                                                 /s/ERNST & YOUNG LLP


Chicago, Illinois
March 12, 1997


-------


THE GARZARELLI FUNDS

Garzarelli Balanced Fund

Statement of Assets and Liabilities

March 12, 1997
==============================================================================

Assets:
   Cash                                                       $100,000
   Unamortized organization costs                               90,000
------------------------------------------------------------------------------

Total assets                                                   190,000
------------------------------------------------------------------------------

Liabilities:
   Accrued organizational costs                                 51,078
   Payable to Adviser                                           38,922
------------------------------------------------------------------------------

Total liabilities                                               90,000
------------------------------------------------------------------------------

Net assets                                                    $100,000
==============================================================================

Represented by:
   Capital stock, no par value (unlimited shares
      authorized and 10,000 shares outstanding)               $100,000

------------------------------------------------------------------------------

Net assets                                                    $100,000
==============================================================================

Offering price, redemption price and
   net asset value per share (based
   on 10,000 shares of capital stock)                       $    10.00

==============================================================================

See accompanying notes to Statement of Assets and Liabilities.


-------

                              THE GARZARELLI FUNDS

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 12, 1997


(1)   Organization
      ------------

      The Garzarelli Funds ("Garzarelli") was organized in October 1, 1996 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.
      The only series presently authorized is the Garzarelli Balanced Fund (the "Fund"). The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 shares to capitalize the Fund for cash in the amount of $100,000.

(2)   Significant Accounting Policies
      -------------------------------

      (a) Organization Costs

          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

      (b) Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all Federal income taxes.

(3)   Investment Adviser
      ------------------

      The Fund has an agreement with Garzarelli Investment Management, LLC (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at 0.75% of average daily net assets of the Fund. The Adviser has agreed to voluntarily reduce its fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.25% of average net assets for the Fund during the first twelve months of operations.

(4)   Sub-Adviser
      -----------

      The Adviser has entered into an agreement with Affinity Investment Advisors, Inc. (the "Sub-Adviser") to serve as the Fund's portfolio manager, subject to the Adviser's supervision. Under the terms of the agreement, the Sub-Adviser is compensated by the Adviser at 12% of the Adviser's fees, net of any fees waived by the adviser.

(5)   Administrator
      -------------

      Sunstone Financial Group, Inc. (the "Administrator") acts as Administrator for the Fund. As compensation for its administrative services and the assumption of certain administrative expenses, the Administrator is entitled to a fee computed daily and payable monthly, at an annual rate of 0.20 of 1.0% on the first $50,000,000 of average net assets, 0.13 of 1.0% on the next $50,000,000 of average net assets, and
      0.05 of 1.0% on the average net assets over 100 million, subject to an annual minimum of $65,000, plus out-of-pocket expenses. The minimum annual fee is subject to an automatic annual escalation of 5%.

      The Administrator may periodically volunteer to reduce all or a portion of its administrative fee with respect to the Fund. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of the Fund to be higher than it would be in the absence of such reduction.

(6)   Capital Stock
      -------------

      Garzarelli is authorized to issue an unlimited number of shares of common stock with no par value. The Board of Trustees is empowered to issue other series of Garzarelli shares without shareholder approval



--------


GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JULY 31, 1997 (UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
 ---------                                                            -----

            COMMON STOCK                              61.22%
            AEROSPACE                                  1.11%
       125  Northrop Grumman Corp.                                 $ 14,391
                                                                   --------

            AUTOMOTIVE PARTS                           2.88%
       500  Dana Corp.                                               22,719
       250  TRW, Inc.                                                14,625
                                                                   --------
                                                                     37,344
                                                                   --------

            CONSUMER PRODUCTS                          4.36%
       600  American Stores Co.                                      15,150
       200  Avon Products, Inc.                                      14,512
       200  ConAgra, Inc.                                            14,062
       250  Quaker Oats Co.                                          12,797
                                                                   --------
                                                                     56,521
                                                                   --------

            COMMUNICATION PRODUCTS                     0.95%
       500  Iridium World Communications Ltd.*                       12,250
                                                                   --------

            COMPUTER HARDWARE                          4.88%
       500  Compaq Computer Corp.*                                   28,563
       300  Hewlett Packard Co.                                      21,019
       300  Sun Microsystems, Inc.*                                  13,706
                                                                   --------
                                                                     63,288
                                                                   --------

            COMPUTER SOFTWARE                          2.15%
       200  Adobe Systems, Inc.                                       7,475
       300  Computer Associates International, Inc.                  20,419
                                                                   --------
                                                                     27,894
                                                                   --------

            DRUGS                                      1.68%
       400  Schering-Plough Corp.                                    21,825
                                                                   --------

            HEALTHCARE SUPPLIES                        4.54%
       400  Amgen, Inc.*                                             23,525
       250  Becton, Dickinson & Co.                                  13,406
       400  Biomet, Inc.                                              7,975
       275  Kimberly-Clark Corp.                                     13,939
                                                                   --------
                                                                     58,845
                                                                   --------

            HOSPITAL MANAGEMENT                        1.73%
       750  Tenet Healthcare Corp.*                                  22,453
                                                                   --------

            HOTEL/MOTEL                                1.06%
       200  Marriott International, Inc.                             13,750
                                                                   --------


 NUMBER OF
   SHARES                                                             VALUE
 ---------                                                            -----
            LIFE INSURANCE                             0.94%
       300  Conseco, Inc.                                          $ 12,225
                                                                   --------

            MACHINERY AND EQUIPMENT                    3.33%
       245  Applied Materials, Inc.*                                 22,509
       500  Snap-On, Inc.                                            20,625
                                                                   --------
                                                                     43,134
                                                                   --------

            MAJOR REGIONAL BANKS                       4.55%
       300  Bank of New York Co., Inc.                               14,569
       200  Comerica, Inc.                                           15,125
       175  First Union Corp.                                        17,752
       100  Republic New York Corp.                                  11,550
                                                                   --------
                                                                     58,996
                                                                   --------

            MULTILINE INSURERS                         3.43%
       225  Allstate Corp.                                           17,775
       200  Travelers, Inc.                                          14,388
       500  USF&G Corp.                                              12,281
                                                                   --------
                                                                     44,444
                                                                   --------

            OIL - INTERNATIONAL INTEGRATED             1.43%
       160  Texaco, Inc.                                             18,570
                                                                   --------

            OIL AND GAS (DRILLING & EQUIPMENT)         5.00%
       400  Baker Hughes, Inc.                                       17,625
       250  Halliburton Co.                                          11,500
       400  Phillips Petroleum Co.                                   18,425
       525  Rowan Companies, Inc.*                                   17,259
                                                                   --------
                                                                     64,809
                                                                   --------

            PRINTING AND PUBLISHING                    1.93%
       100  Gannett Company, Inc.                                     9,931
       300  New York Times Co. Class A                               15,075
                                                                   --------
                                                                     25,006
                                                                   --------

            RESTAURANTS                                1.04%
       550  Wendy's International, Inc.                              13,441
                                                                   --------

            RETAIL                                     1.11%
       250  CVS Corp.                                                14,219
                                                                   --------

            SEMICONDUCTORS                             2.13%
       300  Intel Corp.                                              27,544
                                                                   --------

            TELEPHONE                                  3.38%
       100  Genesys Telecommunication
              Laboratories, Inc.*                                     2,950
       375  Nynex Corp.                                              20,789
       550  U.S. West Communications Group                           20,109
                                                                   --------
                                                                     43,848
                                                                   --------

 NUMBER OF
   SHARES                                                             VALUE
 ---------                                                            -----

            TEXTILE - APPAREL MANUFACTURERS            2.62%
       200  Liz Claiborne, Inc.                                     $ 9,575
       225  Nike, Inc. Class B                                       14,020
       100  Polo Ralph Lauren Corp.*                                  2,681
        85  VF Corp.                                                  7,629
                                                                   --------
                                                                     33,905
                                                                   --------

            TOBACCO                                    1.92%
       550  Philip Morris Cos., Inc.                                 24,819
                                                                   --------

            UTILITIES                                  3.07%
       300  Columbia Gas System, Inc.                                20,625
       775  Public Service Enterprise Group                          19,181
                                                                   --------
                                                                     39,806
                                                                   --------


            Total Common Stock (cost $693,459)                     $793,327
                                                                   --------

PRINCIPAL
 AMOUNT
---------

            U.S. TREASURY NOTES                       33.44%

    25,000  6.375%, 4/30/99                                         $25,270
    50,000  6.375%, 5/15/99                                          50,527
    25,000  6.00%, 8/15/99                                           25,113
    50,000  5.25%, 1/31/01                                           49,140
    25,000  6.25%, 4/30/01                                           25,329
    25,000  6.375%, 9/30/01                                          25,442
    50,000  6.25%, 2/28/02                                           50,678
    25,000  6.625%, 4/30/02                                          25,723
    25,000  6.375%, 8/15/02                                          25,516
   125,000  6.625%, 2/15/27                                         130,506
                                                                   --------

            Total U.S. Treasury Notes (cost $427,428)               433,244
                                                                   --------

            SHORT-TERM INVESTMENTS                     1.71%

    22,194  UMB Bank, n.a., Money Market Fiduciary                   22,194
                                                                   --------

            Total Short-term Investments
              (cost $22,194)                                         22,194
                                                                   --------

            Total Investments (cost $1,143,081)       96.37%     $1,248,765
                                                                  ---------

            Cash and Other Assets, less
               Liabilities                             3.63%         47,049
                                                                   --------


            NET ASSETS                               100.00%     $1,295,814
                                                                  =========

     * Non-income producing security

     See notes to the financial statements.




GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997 (UNAUDITED)


ASSETS:
Investments at value (cost $1,143,081)                           $1,248,765
Deferred organizational costs                                        90,550
Prepaid expenses                                                     32,134
Dividends and interest receivable                                    11,662
---------------------------------------------------------------------------

Total Assets                                                      1,383,111
---------------------------------------------------------------------------

LIABILITIES:
Accrued expenses                                                     60,358
Payable to adviser                                                   23,164
Dividend payable                                                      3,775
---------------------------------------------------------------------------

Total Liabilities                                                    87,297
---------------------------------------------------------------------------
NET ASSETS                                                       $1,295,814
===========================================================================

NET ASSETS CONSIST OF:
Capital stock                                                    $1,178,926
Undistributed net investment income                                      13
Undistributed net realized gain on investments                       11,191
Net unrealized appreciation on investments                          105,684
---------------------------------------------------------------------------
NET ASSETS                                                       $1,295,814
===========================================================================

CAPITAL STOCK, NO PAR VALUE, UNLIMITED AUTHORIZATION
Issued and outstanding                                              109,256

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                         $11.86
===========================================================================

See notes to the financial statements.




GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 31, 1997 TO JULY 31, 1997 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                            $2,190
Interest                                                              4,143
---------------------------------------------------------------------------
                                                                      6,333
---------------------------------------------------------------------------

EXPENSES:
Fund administration and accounting fees                              21,539
Trustees' fees                                                       19,123
Federal and state registration fees                                  15,052
Shareholder servicing fees                                           13,705
Reports to shareholders                                              10,436
Legal fees                                                            6,845
Amortization of organizational costs                                  6,765
Audit fees                                                            5,965
Other                                                                 3,808
Investment advisory fees                                              1,527
Custody fees                                                          1,465
12b-1 fees                                                              509
---------------------------------------------------------------------------

Total expenses before reimbursement and waiver                      106,739
Reimbursement and waiver of expenses by adviser                   (104,194)
---------------------------------------------------------------------------

Net Expenses                                                          2,545
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,788
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                     11,191
Net unrealized appreciation on investments                          105,684
---------------------------------------------------------------------------

Net Gain on Investments                                             116,875
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                    $120,663
===========================================================================

See notes to the financial statements.




GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 31, 1997 TO JULY 31, 1997 (UNAUDITED)

OPERATIONS:
Net investment income                                                $3,788
Net realized gain on investments                                     11,191
Net unrealized appreciation on investments                          105,684
---------------------------------------------------------------------------
Net increase in net assets resulting from operations                120,663
---------------------------------------------------------------------------
DIVIDENDS PAID FROM:
Net investment income                                               (3,775)
---------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from 99,450 shares issued                                1,081,100
Cost of 194 shares redeemed                                         (2,174)
---------------------------------------------------------------------------
Net increase                                                      1,078,926
---------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                      1,195,814

NET ASSETS:
Beginning of period                                                 100,000
---------------------------------------------------------------------------
End of period                                                    $1,295,814
===========================================================================

     See notes to the financial statements.




THE GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                           MARCH 31,1997<F1>
                                                            TO JULY 31,1997
                                                           ----------------
Net Asset Value, Beginning of Period                            $10.00

Income from Investment Operations:
Net investment income                                             0.03
Net realized and unrealized gains
  on securities                                                   1.86
----------------------------------------------------------------------

Total from Investment Operations                                  1.89

Less Distributions:
Dividends from net investment income                            (0.03)
----------------------------------------------------------------------

Total Distributions                                             (0.03)
----------------------------------------------------------------------

Net Asset Value, End of Period                                  $11.86
======================================================================

Total Return<F2>                                                18.95%

Supplemental Data and Ratios:
Net assets, end of period                                   $1,295,814
Ratio of net expenses to average net assets<F3><F4>              1.25%
Ratio of net investment income to average
  net assets<F3><F4>                                             1.86%

Portfolio turnover rate                                         17.36%
Average commission rate paid on portfolio
  investment transactions                                      $0.1172

<F1> Commencement of operations.
<F2> Not annualized.
<F3> Annualized.
<F4> Net of reimbursements and waivers. Without reimbursements and waivers, the ratio of net expenses to average net assets would have been 52.43%, and the ratio of net investment income to average net assets would have been (49.32)%.

See notes to the financial statements.




                            GARZARELLI BALANCED FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                                 JULY 31, 1997
                                  (UNAUDITED)


 (1) Organization
     ------------
     The Garzarelli Funds (the "Trust") was organized in October 1, 1996 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized and operating is the Garzarelli Balanced Fund (the "Fund").

(2)  Significant Accounting Policies
     -------------------------------
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  Investment Valuation

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other then short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Garzarelli Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.


     (b)  Organization Costs

          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

     (c)  Federal Income and Excise Taxes

          No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

     (d)  Distributions to Shareholders

          Dividends from net investment income will be declared and paid quarterly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. As of July 31, 1997 there were no such reclassifications.

     (e)  Securities Transactions and Investment Income

          Investment transactions are accounted for on the trade date plus one. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts will be amortized over the life of the security.

(3)  Investment Transactions
     -----------------------
     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period March 31, 1997 to July 31, 1997 are summarized below:

     Purchases
       U.S. Government        $427,342
       Other                   781,939
     Sales
       Other                    99,671

     At July 31, 1997, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $1,143,081 were as follows:


     Appreciation                      $108,527
     Depreciation                        (2,843)
                                        -------
     Net appreciation on investments   $105,684
                                        =======

(4)  Investment Adviser
     ------------------
     The Fund has an agreement with the Adviser, with whom certain officers and Trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at 0.75% of average daily net assets of the Fund. The Adviser has agreed to voluntarily reduce its fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.25% of average net assets for the Fund during the first fiscal year end. In addition to waiving its fee the Adviser has also agreed to reimburse the Fund for any expenses that exceed 1.25% of average net assets. During the period ended July 31, 1997, the Adviser waived fees of $1,527 and reimbursed the Fund an additional $102,667 for expenses that exceeded the expense limitation of 1.25%.

(5)  Sub-Adviser
     -----------
     The Adviser has entered into an agreement with Affinity Investment Advisors, Inc. (the "Sub-Adviser") to serve as the Fund's portfolio manager, subject to the Adviser's supervision. Under the terms of the agreement, the Sub-Adviser is compensated by the Adviser at 12% of the Adviser's fees, net of any fees waived by the Adviser.

(6)  Service and Distribution Plan
     -----------------------------
     The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"), an affiliate of Sunstone Financial Group, Inc. (the "Administrator") and Sunstone Investor Services, LLC (the "Transfer Agent"). Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets. As of July 31, 1997, there have not been any payments made under the Plan.



                                     PART C

                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------
      A.  FINANCIAL STATEMENTS:

             (i)  Financial statements included in Part A of the Registration
                  Statement:
                     Financial Highlights
             (ii) The following financial statement has been audited and is included in Part B:
                     Report of Independent Accountants
                     Statement of Assets & Liabilities as of March 12, 1997 Notes to Financial Statements

                  The following unaudited financial statements for the fund are included in Part B:
                     Schedule of Investments for the period ended July 31, 1997 Statement of Assets and Liabilities for the period ended
                       July 31, 1997
                     Statement of Operations for the period ended July 31, 1997 Statement of Changes in Net Assets for the period ended
                       July 31, 1997
                     Financial Highlights for the period ended July 31, 1997 Notes to Financial Statements

      B.  EXHIBITS

          1.1  Registrant's Agreement and Declaration of Trust

          1.2 Written Instrument Abolishing The Garzarelli Affinity Equity Fund Series

          2.   Registrant's By-Laws

          3.   None

          4.   None

          5.1  Investment Advisory Agreement - Garzarelli Balanced Fund

          5.2  Sub-Advisory Agreement - Garzarelli Balanced Fund

          6. Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC

          7.   None

          8.   Custody Agreement by and between Registrant and UMB Bank, n.a.

          9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc.

          9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC

          10.  Legal Opinion of Vedder, Price, Kaufman & Kammholz

          11.  Consent of Independent Auditors

          12.  None

          13.  Subscription Agreement

          14. Form of Individual Retirement Custodial Account Agreement and Disclosure Statement

          15. Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940

          16.  Computation of Performance Figures

          17.  Financial Data Schedule

          18.  None

          19.  Limited Power of Attorney


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         -------------------------------------------------------------

        Registrant neither controls any person nor is under common control with any other person.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
         -------------------------------

                                        Number of Record
        Title of Class          Holders as of September 1, 1997
        --------------          -------------------------------

   Garzarelli Balanced Fund                   123


ITEM 27. INDEMNIFICATION.
         ---------------

Article V of Registrant's Declaration of Trust (Exhibit 1 hereto, which is incorporated by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Declaration of Trust does not protect any person against liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
         -----------------------------------------------------

Garzarelli Investment Management, LLC, Registrant's investment adviser, provides investment advisory services for individual and institutional investors. Set forth below is additional biographical information and a description of any company with which the officers and directors of Garzarelli Investment Management, LLC have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee: H. Steel Bokhof, Jr. is the President of Garzarelli Investment Management LLC and has acted as such since its incorporation in July 1995. Mr. Bokhof has also been general partner in the investment advisory firm of Graver, Bokhof, Goodwin and Sullivan, LP.


ITEM 29. PRINCIPAL UNDERWRITERS
         ----------------------

     (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of The Northern Funds, The Haven Capital Management Trust, and First Omaha Funds, Inc.

     (b) To the best of Registrant's knowledge, the executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:


                         POSITIONS AND OFFICES
NAME AND PRINCIPAL       WITH SUNSTONE DISTRIBUTION    POSITIONS AND OFFICES
BUSINESS ADDRESS         SERVICES, LLC.                WITH REGISTRANT
------------------       --------------------------    ---------------------

Miriam M. Allison        President and Director        None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Daniel S. Allison        Secretary and Director        None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Mary M. Tenwinkel        Vice President                None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by UMB Bank, n.a. relating to its functions as custodian; (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator and fund accountant; records held and maintained by Sunstone Investor Services, LLC., 207 East Buffalo Street, Suite 315, Milwaukee, Wisconsin, 53202, relating to its function as transfer agent, and records held and maintained by Sunstone Distribution Services, LLC., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its function as distributor.


ITEM 31. MANAGEMENT SERVICES.
         -------------------

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


ITEM 32. UNDERTAKINGS.
         ------------

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 19th day of September, 1997.

                         THE GARZARELLI FUNDS
                         (Registrant)

                         By: /s/ H. Steel Bokhof, Jr.
                             -----------------------
                                 H. Steel Bokhof, Jr.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Name                                 Title                      Date
----                                 -----                      ----
/s/ H. Steel Bokhof, Jr.    President; Trustee            September 19, 1997
----------------------      (principal executive
H. Steel Bokhof, Jr.        officer)


/s/ Andrew J. Goodwin, III  Secretary and Treasurer        September   , 1997
--------------------------  (principal financial                     --
Andrew J. Goodwin, III      officer; principal
                            accounting officer)


/s/Elaine M. Garzarelli*    Trustee (Chairperson of        September 19, 1997
---------------------       the Board)
Elaine M. Garzarelli


/s/Margaret E. Leak*        Trustee                        September 19, 1997
-----------------
Margaret E. Leak


/s/Idelle A. Howitt*        Trustee                        September 19, 1997
-----------------
Idelle A. Howitt


/s/Pamela J. Maraldo*       Trustee                        September 19, 1997
------------------
Pamela J. Maraldo


*By: /s/H. Steel Bokhof, Jr.
     ----------------------
        H. Steel Bokhof, Jr., Attorney in fact,
        pursuant to the Limited Power of Attorney filed as an exhibit hereto



                                 EXHIBIT INDEX

          1.1  Registrant's Agreement and Declaration of Trust

          1.2 Written Instrument Abolishing The Garzarelli Affinity Equity Fund Series

          2.   Registrant's By-Laws

          3.   None

          4.   None

          5.1  Investment Advisory Agreement - Garzarelli Balanced Fund

          5.2  Sub-Advisory Agreement - Garzarelli Balanced Fund

          6. Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC

          7.   None

          8.   Custody Agreement by and between Registrant and UMB Bank, n.a.

          9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc.

          9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC

          10.  Legal Opinion of Vedder, Price, Kaufman & Kammholz

          11.  Consent of Independent Auditors

          12.  None

          13.  Subscription Agreement

          14. Form of Individual Retirement Custodial Account Agreement and Disclosure Statement

          15. Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940

          16.  Computation of Performance Figures

          17.  Financial Data Schedule

          18.  None

          19.  Limited Power of Attorney